Deferred and current taxation - Temporary differences (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement	€ 99.0	€ 23.0
Temporary differences recognized in other comprehensive income	57.6	(94.7)	€ 91.2
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement			69.0
IFRS 15
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement			36.0
Derivatives
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in other comprehensive income	€ 58.0	€ 95.0	€ 91.0